UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Large-Cap Core Research Fund

Parametric Commodity Strategy Fund (formerly, Eaton Vance Parametric Structured Commodity Strategy Fund)

Eaton Vance Tax-Managed Growth Fund 1.1

Eaton Vance Tax-Managed Growth Fund 1.2

Eaton Vance

Large-Cap Core Research Fund

March 31, 2013 (Unaudited)

Eaton Vance Large-Cap Core Research Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Large-Cap Core Research Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At March 31, 2013, the value of the Fund’s investment in the Portfolio was $56,954,118 and the Fund owned 28.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Core Research Portfolio

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 2.6%
Boeing Co. (The)	35,128	$3,015,739
United Technologies Corp.	22,588	2,110,397

		$5,126,136

Beverages — 2.1%
Anheuser-Busch InBev NV ADR	22,124	$2,202,444
Beam, Inc.	30,798	1,956,905

		$4,159,349

Biotechnology — 4.1%
Celgene Corp.(1)	30,869	$3,578,026
Gilead Sciences, Inc.(1)	91,690	4,486,391

		$8,064,417

Capital Markets — 2.0%
Ameriprise Financial, Inc.	24,726	$1,821,070
Goldman Sachs Group, Inc. (The)	14,480	2,130,732

		$3,951,802

Chemicals — 2.7%
LyondellBasell Industries NV, Class A	30,148	$1,908,067
Monsanto Co.	15,144	1,599,661
PPG Industries, Inc.	13,895	1,861,096

		$5,368,824

Commercial Banks — 3.8%
PNC Financial Services Group, Inc.	26,237	$1,744,760
Regions Financial Corp.	225,528	1,847,074
Wells Fargo & Co.	106,241	3,929,855

		$7,521,689

Communications Equipment — 1.8%
QUALCOMM, Inc.	53,862	$3,606,061

		$3,606,061

Computers & Peripherals — 5.1%
Apple, Inc.	19,751	$8,742,385
NCR Corp.(1)	47,736	1,315,604

		$10,057,989

Consumer Finance — 1.6%
American Express Co.	46,006	$3,103,565

		$3,103,565

Diversified Financial Services — 4.5%
Bank of America Corp.	185,458	$2,258,879
Citigroup, Inc.	71,613	3,168,159
JPMorgan Chase & Co.	74,266	3,524,664

		$8,951,702

1

Security	Shares	Value
Diversified Telecommunication Services — 2.2%
TW Telecom, Inc.(1)	59,653	$1,502,659
Verizon Communications, Inc.	59,541	2,926,440

		$4,429,099

Electric Utilities — 2.4%
Edison International	48,996	$2,465,479
NextEra Energy, Inc.	29,156	2,264,838

		$4,730,317

Electrical Equipment — 1.2%
Emerson Electric Co.	44,002	$2,458,392

		$2,458,392

Energy Equipment & Services — 2.0%
Cameron International Corp.(1)	22,597	$1,473,324
Halliburton Co.	62,734	2,535,081

		$4,008,405

Food & Staples Retailing — 1.3%
Whole Foods Market, Inc.	28,562	$2,477,753

		$2,477,753

Food Products — 4.5%
Green Mountain Coffee Roasters, Inc.(1)	32,671	$1,854,406
Hershey Co. (The)	24,541	2,148,074
Kraft Foods Group, Inc.	34,536	1,779,640
Mondelez International, Inc., Class A	103,609	3,171,471

		$8,953,591

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	56,084	$1,980,887
Covidien PLC	27,394	1,858,409
Stryker Corp.	23,083	1,505,935

		$5,345,231

Health Care Providers & Services — 1.6%
Express Scripts Holding Co.(1)	29,471	$1,699,003
Humana, Inc.	21,436	1,481,442

		$3,180,445

Hotels, Restaurants & Leisure — 1.9%
Marriott International, Inc., Class A	36,222	$1,529,655
McDonald’s Corp.	21,997	2,192,881

		$3,722,536

Household Products — 1.2%
Colgate-Palmolive Co.	19,891	$2,347,735

		$2,347,735

Industrial Conglomerates — 2.1%
Danaher Corp.	26,105	$1,622,426
General Electric Co.	112,688	2,605,346

		$4,227,772

Insurance — 1.7%
ACE, Ltd.	20,405	$1,815,433
Aflac, Inc.	31,433	1,635,145

		$3,450,578

2

Security	Shares	Value
Internet & Catalog Retail — 1.5%
Amazon.com, Inc.(1)	5,233	$1,394,542
Netflix, Inc.(1)	8,311	1,574,187

		$2,968,729

Internet Software & Services — 3.0%
eBay, Inc.(1)	41,814	$2,267,155
Google, Inc., Class A(1)	4,734	3,758,938

		$6,026,093

IT Services — 5.0%
Accenture PLC, Class A	23,848	$1,811,732
Cognizant Technology Solutions Corp., Class A(1)	17,896	1,371,013
International Business Machines Corp.	24,369	5,197,908
Visa, Inc., Class A	9,179	1,558,961

		$9,939,614

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	35,182	$1,476,589

		$1,476,589

Machinery — 1.8%
Caterpillar, Inc.	24,043	$2,091,020
Deere & Co.	17,746	1,525,801

		$3,616,821

Media — 3.2%
Comcast Corp., Class A	75,355	$3,165,663
Walt Disney Co. (The)	56,601	3,214,937

		$6,380,600

Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	50,775	$1,680,653

		$1,680,653

Multi-Utilities — 1.3%
Sempra Energy	31,474	$2,516,032

		$2,516,032

Multiline Retail — 2.1%
Dollar General Corp.(1)	44,580	$2,254,856
Macy’s, Inc.	47,552	1,989,576

		$4,244,432

Oil, Gas & Consumable Fuels — 8.5%
Alpha Natural Resources, Inc.(1)	156,088	$1,281,483
Chevron Corp.	21,607	2,567,344
Concho Resources, Inc.(1)	16,398	1,597,657
EOG Resources, Inc.	16,630	2,129,804
Marathon Oil Corp.	63,267	2,133,363
Occidental Petroleum Corp.	34,203	2,680,489
Phillips 66	43,862	3,069,024
Range Resources Corp.	17,797	1,442,269

		$16,901,433

Pharmaceuticals — 4.1%
Pfizer, Inc.	214,202	$6,181,870
Roche Holding AG ADR	29,771	1,744,580
Zoetis, Inc.(1)	3,517	117,468

		$8,043,918

3

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 1.7%
AvalonBay Communities, Inc.	13,375	$1,694,211
Boston Properties, Inc.	17,269	1,745,205

		$3,439,416

Road & Rail — 2.6%
Norfolk Southern Corp.	27,612	$2,128,333
Union Pacific Corp.	20,757	2,956,004

		$5,084,337

Semiconductors & Semiconductor Equipment — 0.7%
Samsung Electronics Co., Ltd. GDR	2,119	$1,427,206

		$1,427,206

Software — 2.5%
Microsoft Corp.	82,304	$2,354,717
Nuance Communications, Inc.(1)	52,364	1,056,705
Oracle Corp.	47,431	1,533,919

		$4,945,341

Specialty Retail — 3.1%
Home Depot, Inc. (The)	44,346	$3,094,464
Ross Stores, Inc.	24,536	1,487,372
Urban Outfitters, Inc.(1)	40,756	1,578,888

		$6,160,724

Tobacco — 1.0%
Philip Morris International, Inc.	20,914	$1,938,937

		$1,938,937

Wireless Telecommunication Services — 0.8%
Rogers Communications, Inc., Class B	30,563	$1,560,547

		$1,560,547

Total Common Stocks — 99.7% (identified cost $154,942,776)		$197,594,810

Call Options Purchased — 0.1%

Security	Number of Contracts	Strike Price	Expiration Date	Value
American Tower Corp.	135	$75.00	4/20/13	$29,363
MetroPCS Communications, Inc.	935	11.00	4/20/13	49,555
Wal-Mart Stores, Inc.	215	72.50	6/22/13	68,262

Total Call Options Purchased (identified cost $61,418)				$147,180

Put Options Purchased — 0.1%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Humana, Inc.	214	$65.00	5/18/13	$44,940
Netflix, Inc.	83	170.00	4/20/13	14,940
Occidental Petroleum Corp.	342	77.50	4/20/13	38,163
Phillips 66	438	62.50	8/17/13	102,930

Total Put Options Purchased (identified cost $399,717)				$200,973

4

Short-Term Investments — 0.2%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)			$402	$402,067

Total Short-Term Investments (identified cost $402,067)				$402,067

Total Investments — 100.1% (identified cost $155,805,978)				$198,345,030

Call Options Written — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Dollar General Corp.	100	$52.50	4/20/13	$(6,000)
Dollar General Corp.	200	55.00	4/20/13	(4,000)
Express Scripts Holding Co.	294	60.00	4/20/13	(7,056)
MetroPCS Communications, Inc.	935	12.00	4/20/13	(17,765)
Netflix, Inc.	83	190.00	4/20/13	(64,118)
Phillips 66	438	70.00	4/20/13	(74,460)
Rogers Communications, Inc., Class B FLEX	305	49.50	4/20/13	(54,160)

Total Call Options Written (premiums received $189,185)				$(227,559)

Put Options Written — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
American Tower Corp.	135	$70.00	4/20/13	$(1,350)
American Tower Corp.	135	72.50	4/20/13	(2,025)
Humana, Inc.	214	55.00	5/18/13	(7,490)
Netflix, Inc.	83	135.00	4/20/13	(871)
Phillips 66	438	55.00	8/17/13	(37,230)
Wal-Mart Stores, Inc.	215	60.00	6/22/13	(2,473)

Total Put Options Written (premiums received $141,544)				$(51,439)

Other Assets, Less Liabilities — 0.1%				$145,942

Net Assets — 100.0%				$198,211,974

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

FLEX	-	FLexible EXchange traded option, representing a Customized Option Contract with negotiated contract terms.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 was $368.

5

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$157,439,492

Gross unrealized appreciation	$42,032,350
Gross unrealized depreciation	(1,126,812)

Net unrealized appreciation	$40,905,538

Written options activity for the fiscal year to date ended March 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	646	$175,304
Options written	5,473	429,611
Options terminated in closing purchase transactions	(1,435)	(74,799)
Options expired	(1,109)	(199,387)

Outstanding, end of period	3,575	$330,729

At March 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into option transactions or a combination of option transactions on individual securities to seek return and/or to seek to reduce the Fund’s exposure to a decline in the stock price.

At March 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $348,153 and $278,998, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At March 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$23,477,021	$—	$—	$23,477,021
Consumer Staples	19,877,365	—	—	19,877,365
Energy	20,909,838	—	—	20,909,838
Financials	30,418,752	—	—	30,418,752
Health Care	26,110,600	—	—	26,110,600
Industrials	20,513,458	—	—	20,513,458
Information Technology	34,575,098	1,427,206	—	36,002,304
Materials	7,049,477	—	—	7,049,477
Telecommunication Services	5,989,646	—	—	5,989,646
Utilities	7,246,349	—	—	7,246,349
Total Common Stocks	$196,167,604	$1,427,206 *	$—	$197,594,810
Call Options Purchased	$147,180	$—	$—	$147,180
Put Options Purchased	200,973	—	—	200,973
Short-Term Investments	—	402,067	—	402,067
Total Investments	$196,515,757	$1,829,273	$—	$198,345,030

Liability Description
Call Options Written	$(173,399)	$(54,160)	$—	$(227,559)
Put Options Written	(51,439)	—	—	(51,439)
Total	$(224,838)	$(54,160)	$—	$(278,998)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Parametric Commodity Strategy Fund

March 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Exchange-Traded Notes (ETN) — 3.2%

Security	Units	Value
iPath Dow Jones-UBS Commodity Index Total Return ETN (Barclays Bank PLC), 0%, 6/12/36(1)	78,230	$3,177,703

Total Exchange-Traded Notes (identified cost $3,187,884)		$3,177,703

Short-Term Investments — 98.6%

U.S. Treasury Obligations — 68.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/2/13	$1,500	$1,499,945
U.S. Treasury Bill, 0.00%, 6/27/13	4,000	3,999,300
U.S. Treasury Bill, 0.00%, 7/25/13	2,000	1,999,552
U.S. Treasury Bill, 0.00%, 8/22/13	7,000	6,997,634
U.S. Treasury Bill, 0.00%, 9/19/13	8,000	7,996,200
U.S. Treasury Bill, 0.00%, 10/17/13(2)	9,000	8,995,401
U.S. Treasury Bill, 0.00%, 12/12/13	8,000	7,993,912
U.S. Treasury Bill, 0.00%, 1/9/14	9,000	8,992,044
U.S. Treasury Bill, 0.00%, 2/6/14(2)	10,000	9,989,640
U.S. Treasury Bill, 0.00%, 3/6/14(2)	10,000	9,988,240

Total U.S. Treasury Obligations (identified cost $68,434,875)		$68,451,868

Other — 29.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	$29,471	$29,470,920

Total Other (identified cost $29,470,920)		$29,470,920

Total Short-Term Investments (identified cost $97,905,795)		$97,922,788

Total Investments — 101.8% (identified cost $101,093,679)		$101,100,491

Other Assets, Less Liabilities — (1.8)%		$(1,833,261)

Net Assets — 100.0%		$99,267,230

1

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 was $7,589.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2013 were $18,160,741 or 18.3% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at March 31, 2013 is as follows:

Total Return Swaps

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.19%	8/27/13	$5,355
Barclays Bank PLC	686,793	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.19	8/27/13	7,734
Barclays Bank PLC	587,899	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.19	8/27/13	27,040
Barclays Bank PLC	300,000	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.19	8/27/13	5,966
Barclays Bank PLC	3,074,298	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.19	8/27/13	(5,815)
Barclays Bank PLC	3,484,536	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.19	8/27/13	(13,394)
Barclays Bank PLC	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.19	8/27/13	8,373
Barclays Bank PLC	2,789,019	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	8/27/13	(99,439)

2

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$300,000	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20%	8/27/13	$(3,044)
Barclays Bank PLC	3,145,375	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	8/27/13	(118,414)
Barclays Bank PLC	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	8/27/13	(2,412)
Barclays Bank PLC	3,353,706	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	8/27/13	3,636
Barclays Bank PLC	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	8/27/13	(5,674)
Barclays Bank PLC	1,361,634	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	8/27/13	(75,563)
Barclays Bank PLC	1,667,220	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	8/27/13	(37,474)
Barclays Bank PLC	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	8/27/13	(2,900)
Barclays Bank PLC	1,698,958	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	8/27/13	(49,521)
Barclays Bank PLC	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	8/27/13	(4,148)
Barclays Bank PLC	1,475,500	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	8/27/13	(69,036)
Barclays Bank PLC	559,139	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.21	8/27/13	(8,498)
Barclays Bank PLC	985,623	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.25	8/27/13	7,500
Barclays Bank PLC	1,025,109	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.25	8/27/13	(38,004)
Barclays Bank PLC	2,288,252	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.25	8/27/13	(60,426)
Barclays Bank PLC	580,572	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.25	8/27/13	10,660
Barclays Bank PLC	609,999	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.25	8/27/13	86
Barclays Bank PLC	1,465,573	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.25	8/27/13	5,718
Barclays Bank PLC	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.25	8/27/13	3,878
Barclays Bank PLC	1,931,497	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.25	8/27/13	(80,925)

3

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$300,000	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.25%	8/27/13	$(8,440)
Barclays Bank PLC	1,669,393	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.25	8/27/13	(94,047)
Barclays Bank PLC	2,133,441	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.25	8/27/13	(37,758)
Barclays Bank PLC	3,024,318	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.30	8/27/13	178,478
Barclays Bank PLC	1,590,815	Receives	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Index	Pays	0.35	8/27/13	7,112
Barclays Bank PLC	200,000	Receives	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Index	Pays	0.35	8/27/13	(702)
Merrill Lynch International	1,818,023	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	4/17/13	(26,815)
Merrill Lynch International	534,126	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.23	4/17/13	8,693
Merrill Lynch International	1,713,224	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	4/17/13	(18,784)
Merrill Lynch International	520,722	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.23	4/17/13	20,619
Merrill Lynch International	1,842,184	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	4/17/13	34,528
Merrill Lynch International	1,420,302	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	4/17/13	(12,195)
Merrill Lynch International	782,005	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	4/17/13	(27,576)
Merrill Lynch International	772,381	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	4/17/13	(7,591)
Merrill Lynch International	557,777	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	4/17/13	(9,564)
Merrill Lynch International	1,643,379	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	4/17/13	12,599
Merrill Lynch International	652,873	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	4/17/13	(12,474)
Merrill Lynch International	423,675	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	4/17/13	(3,209)
Merrill Lynch International	298,484	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	4/17/13	2,730

4

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$362,228	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28%	4/17/13	$8,735
Merrill Lynch International	659,546	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	4/17/13	(37,990)
Merrill Lynch International	465,614	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	4/17/13	(767)
Merrill Lynch International	497,885	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	4/17/13	14,441
Merrill Lynch International	950,974	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28	4/17/13	19,222
Merrill Lynch International	853,756	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	4/17/13	(8,466)
Merrill Lynch International	1,095,040	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	4/17/13	(42,902)
Merrill Lynch International	602,330	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	4/17/13	(35,340)
Merrill Lynch International	991,796	Receives	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Index	Pays	0.33	4/17/13	7,732
Merrill Lynch International	2,007,612	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	4/17/13	21,790
Merrill Lynch International	2,340,335	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	8/8/13	(78,575)
Merrill Lynch International	460,000	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	8/8/13	(12,792)
Merrill Lynch International	514,400	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.23	8/8/13	7,432
Merrill Lynch International	2,237,016	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	8/8/13	(75,597)
Merrill Lynch International	270,000	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	8/8/13	(8,716)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.23	8/8/13	9,341
Merrill Lynch International	528,933	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.23	8/8/13	21,806
Merrill Lynch International	415,000	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	8/8/13	2,561

5

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$2,065,688	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23%	8/8/13	$17,309
Merrill Lynch International	2,343,370	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	8/8/13	4,006
Merrill Lynch International	275,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	8/8/13	866
Merrill Lynch International	1,350,256	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	8/8/13	(83,275)
Merrill Lynch International	255,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	8/8/13	(15,913)
Merrill Lynch International	1,271,007	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	8/8/13	(42,565)
Merrill Lynch International	1,266,730	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	8/8/13	(21,337)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	8/8/13	(4,399)
Merrill Lynch International	2,144,058	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	8/8/13	(3,364)
Merrill Lynch International	420,000	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	8/8/13	(18,695)
Merrill Lynch International	1,157,634	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	8/8/13	(47,179)
Merrill Lynch International	731,168	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	8/8/13	(8,798)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	8/8/13	(2,815)
Merrill Lynch International	496,598	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	8/8/13	9,666
Merrill Lynch International	480,585	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28	8/8/13	(9,180)
Merrill Lynch International	768,696	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	8/8/13	(24,864)
Merrill Lynch International	784,862	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	8/8/13	(14,940)
Merrill Lynch International	578,420	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	8/8/13	3,436
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	8/8/13	2,192

6

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$1,041,183	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28%	8/8/13	$10,215
Merrill Lynch International	235,000	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28	8/8/13	1,727
Merrill Lynch International	775,600	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	8/8/13	(16,811)
Merrill Lynch International	966,495	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	8/8/13	(56,681)
Merrill Lynch International	742,286	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	8/8/13	(29,999)
Merrill Lynch International	280,000	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	8/8/13	(6,859)
Merrill Lynch International	1,009,977	Receives	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Index	Pays	0.33	8/8/13	13,003
Merrill Lynch International	2,647,088	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	8/8/13	95,049

							$(1,021,427)

At March 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including total return swaps based on a commodity index and commodity exchange-traded notes that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

At March 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is commodity risk was $621,234 and $1,642,661, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$101,092,088

Gross unrealized appreciation	$18,585
Gross unrealized depreciation	(10,182)

Net unrealized appreciation	$8,403

7

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Notes	$3,177,703	$—	$—	$3,177,703
Short-Term Investments -
U.S. Treasury Obligations	—	68,451,868	—	68,451,868
Other	—	29,470,920	—	29,470,920
Total Investments	$3,177,703	$97,922,788	$—	$101,100,491
Swap Contracts	$—	$621,234	$—	$621,234
Total	$3,177,703	$98,544,022	$—	$101,721,725

Liability Description
Swap Contracts	$—	$(1,642,661)	$—	$(1,642,661)
Total	$—	$(1,642,661)	$—	$(1,642,661)

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective March 1, 2013, the name of the Fund was changed from Eaton Vance Parametric Structured Commodity Strategy Fund.

8

Eaton Vance

Tax-Managed Growth Fund 1.1

March 31, 2013 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2013, the value of the Fund’s investment in the Portfolio was $1,206,390,813 and the Fund owned 14.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

March 31, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Aerospace & Defense — 3.8%
Boeing Co. (The)	931,391	$79,959,917
General Dynamics Corp.	84,463	5,955,486
Honeywell International, Inc.	289,007	21,776,678
Huntington Ingalls Industries, Inc.	2,546	135,778
Lockheed Martin Corp.	16,042	1,548,374
Northrop Grumman Corp.	15,277	1,071,682
Precision Castparts Corp.	4,749	900,505
Raytheon Co.	53,403	3,139,562
Rockwell Collins, Inc.	157,787	9,959,516
Textron, Inc.	33,277	991,987
United Technologies Corp.	2,061,130	192,571,376

		$318,010,861

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	2,207	$131,228
FedEx Corp.	262,219	25,749,906
United Parcel Service, Inc., Class B	355,405	30,529,289

		$56,410,423

Auto Components — 0.3%
Johnson Controls, Inc.	740,982	$25,986,239

		$25,986,239

Automobiles — 0.0%(1)
Harley-Davidson, Inc.	800	$42,640

		$42,640

Beverages — 4.5%
Beam, Inc.	88,199	$5,604,164
Coca-Cola Co. (The)	5,165,299	208,884,692
Coca-Cola Enterprises, Inc.	31,501	1,163,017
Molson Coors Brewing Co., Class B	186,000	9,100,980
PepsiCo, Inc.	1,892,177	149,690,122

		$374,442,975

Biotechnology — 1.5%
Amgen, Inc.	1,022,576	$104,824,266
Biogen Idec, Inc.(2)	3,543	683,480
Gilead Sciences, Inc.(2)	477,484	23,363,292

		$128,871,038

Building Products — 0.0%(1)
Fortune Brands Home & Security, Inc.(2)	11,600	$434,188

		$434,188

1

Security	Shares	Value
Capital Markets — 4.6%
Ameriprise Financial, Inc.	187,988	$13,845,316
Bank of New York Mellon Corp. (The)	608,604	17,034,826
Charles Schwab Corp. (The)	684,916	12,116,164
E*TRADE Financial Corp.(2)	4,593	49,191
Franklin Resources, Inc.	539,468	81,357,169
Goldman Sachs Group, Inc. (The)	532,816	78,403,874
Legg Mason, Inc.	96,941	3,116,653
Morgan Stanley	2,553,447	56,124,765
Northern Trust Corp.	709,098	38,688,387
State Street Corp.	740,805	43,774,168
T. Rowe Price Group, Inc.	469,130	35,123,763
UBS AG(2)	29,488	453,820
Waddell & Reed Financial, Inc., Class A	8,833	386,709

		$380,474,805

Chemicals — 1.9%
Air Products and Chemicals, Inc.	7,660	$667,339
Ashland, Inc.	30,391	2,258,051
Dow Chemical Co. (The)	154,702	4,925,712
E.I. du Pont de Nemours & Co.	923,920	45,419,907
Ecolab, Inc.	445,515	35,721,393
Monsanto Co.	492,901	52,065,133
PPG Industries, Inc.	109,400	14,653,036
Praxair, Inc.	2,828	315,435

		$156,026,006

Commercial Banks — 3.3%
Bank of Montreal	26,370	$1,659,992
BB&T Corp.	861,487	27,042,077
Comerica, Inc.	126,791	4,558,136
Fifth Third Bancorp	977,637	15,945,259
HSBC Holdings PLC	220,592	2,369,105
HSBC Holdings PLC ADR	424	22,616
KeyCorp	111,353	1,109,076
M&T Bank Corp.	17,293	1,783,946
PNC Financial Services Group, Inc.	110,726	7,363,279
Regions Financial Corp.	189,147	1,549,114
Royal Bank of Canada	148,562	8,958,289
Societe Generale(2)	466,293	15,351,761
SunTrust Banks, Inc.	269,585	7,766,744
Synovus Financial Corp.	10,960	30,359
Toronto-Dominion Bank (The)	14,822	1,234,228
U.S. Bancorp	2,196,405	74,524,022
Wells Fargo & Co.	2,651,886	98,093,263
Zions Bancorporation	38,805	969,737

		$270,331,003

Commercial Services & Supplies — 0.1%
ADT Corp. (The)	11,051	$540,836
Cintas Corp.	52,914	2,335,095
Pitney Bowes, Inc.	14,270	212,052
Tyco International, Ltd.	22,102	707,264

2

Security	Shares	Value
Waste Management, Inc.	108,527	$4,255,344

		$8,050,591

Communications Equipment — 2.9%
Cisco Systems, Inc.	1,269,029	$26,535,396
Juniper Networks, Inc.(2)	50,092	928,706
Nokia Oyj ADR	192	630
QUALCOMM, Inc.	3,236,865	216,708,112

		$244,172,844

Computers & Peripherals — 3.3%
Apple, Inc.	405,782	$179,611,287
Dell, Inc.	702,317	10,064,202
EMC Corp.(2)	2,797,592	66,834,473
Hewlett-Packard Co.	33,743	804,433
NetApp, Inc.(2)	414,967	14,175,273

		$271,489,668

Construction Materials — 0.0%(1)
Vulcan Materials Co.	22,102	$1,142,673

		$1,142,673

Consumer Finance — 1.2%
American Express Co.	821,524	$55,420,009
Capital One Financial Corp.	81,476	4,477,106
Discover Financial Services	831,233	37,272,488
SLM Corp.	10,200	208,896

		$97,378,499

Distributors — 0.2%
Genuine Parts Co.	188,424	$14,697,072

		$14,697,072

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$652,565

		$652,565

Diversified Financial Services — 2.7%
Bank of America Corp.	1,496,249	$18,224,313
CBOE Holdings, Inc.	40,000	1,477,600
Citigroup, Inc.	793,257	35,093,690
CME Group, Inc.	63,405	3,892,433
ING Groep NV ADR(2)	150,000	1,081,500
IntercontinentalExchange, Inc.(2)	10,892	1,776,158
JPMorgan Chase & Co.	3,054,253	144,954,847
McGraw-Hill Cos., Inc. (The)	86,290	4,493,983
Moody’s Corp.	179,322	9,561,449

		$220,555,973

3

Security	Shares	Value
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	285,688	$10,481,893
CenturyLink, Inc.	4,871	171,118
Deutsche Telekom AG ADR	50,092	529,973
Frontier Communications Corp.	33,255	132,355
Verizon Communications, Inc.	370,804	18,225,016
Windstream Corp.	70,866	563,385

		$30,103,740

Electric Utilities — 0.1%
Duke Energy Corp.	15,598	$1,132,259
Exelon Corp.	9,202	317,285
Southern Co. (The)	68,451	3,211,721

		$4,661,265

Electrical Equipment — 1.5%
Emerson Electric Co.	1,998,542	$111,658,542
Rockwell Automation, Inc.	110,000	9,498,500

		$121,157,042

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	1,574,100	$20,982,753
TE Connectivity, Ltd.	687	28,806

		$21,011,559

Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	93,118	$4,321,606
Halliburton Co.	846,351	34,201,044
Schlumberger, Ltd.	1,161,418	86,978,594
Transocean, Ltd.(2)	72,479	3,766,009

		$129,267,253

Food & Staples Retailing — 3.9%
Costco Wholesale Corp.	873,262	$92,661,831
CVS Caremark Corp.	1,279,410	70,354,756
Kroger Co. (The)	35,843	1,187,837
Sysco Corp.	301,972	10,620,355
Wal-Mart Stores, Inc.	1,839,934	137,682,261
Walgreen Co.	139,366	6,644,971

		$319,152,011

Food Products — 2.6%
Archer-Daniels-Midland Co.	420,450	$14,181,779
Campbell Soup Co.	35,092	1,591,773
D.E Master Blenders 1753 N.V.(2)	145,510	2,248,639
General Mills, Inc.	38,796	1,913,031
Green Mountain Coffee Roasters, Inc.(2)	75,000	4,257,000
Hershey Co. (The)	456,863	39,989,218
Kraft Foods Group, Inc.	57,116	2,943,188
McCormick & Co., Inc.	10,600	779,630
Mondelez International, Inc., Class A	173,425	5,308,539

4

Security	Shares	Value
Nestle SA	1,916,578	$138,711,538
Unilever NV - NY Shares	4,636	190,076

		$212,114,411

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,578,518	$55,753,256
Bard (C.R.), Inc.	25,000	2,519,500
Baxter International, Inc.	207,551	15,076,505
Becton, Dickinson and Co.	66,108	6,320,586
Boston Scientific Corp.(2)	26,929	210,315
CareFusion Corp.(2)	70,668	2,472,673
Covidien PLC	186,375	12,643,680
Intuitive Surgical, Inc.(2)	14,000	6,876,660
Medtronic, Inc.	307,550	14,442,548
St. Jude Medical, Inc.	59,058	2,388,306
Stryker Corp.	131,368	8,570,448
Zimmer Holdings, Inc.	56,231	4,229,696

		$131,504,173

Health Care Providers & Services — 0.7%
AmerisourceBergen Corp.	473,884	$24,381,332
Cardinal Health, Inc.	141,534	5,890,645
Cigna Corp.	56,667	3,534,321
Express Scripts Holding Co.(2)	367,509	21,186,894
McKesson Corp.	2,384	257,376
PharMerica Corp.(2)	1,805	25,270
UnitedHealth Group, Inc.	63,696	3,644,048
WellPoint, Inc.	53,673	3,554,763

		$62,474,649

Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.	151,742	$5,204,751
International Game Technology	459,500	7,581,750
Interval Leisure Group, Inc.	5,349	116,287
Marriott International, Inc., Class A	400,504	16,913,284
Marriott Vacations Worldwide Corp.(2)	2,597	111,437
McDonald’s Corp.	741,937	73,963,700
Starbucks Corp.	2,360,488	134,453,396
Yum! Brands, Inc.	210,518	15,144,665

		$253,489,270

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$10,133,780

		$10,133,780

Household Products — 1.7%
Clorox Co. (The)	7,570	$670,172
Colgate-Palmolive Co.	586,682	69,246,077
Kimberly-Clark Corp.	36,269	3,553,637
Procter & Gamble Co.	848,690	65,400,051

		$138,869,937

5

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%(1)
AES Corp. (The)	1,730	$21,746

		$21,746

Industrial Conglomerates — 2.5%
3M Co.	782,009	$83,135,377
Danaher Corp.	41,105	2,554,675
General Electric Co.	5,167,766	119,478,750

		$205,168,802

Insurance — 3.1%
Aegon NV ADR	5,088,862	$30,584,061
Aflac, Inc.	93,292	4,853,050
Allstate Corp. (The)	964	47,303
Aon PLC	25,900	1,592,850
Berkshire Hathaway, Inc., Class A(2)	464	72,513,920
Berkshire Hathaway, Inc., Class B(2)	946,900	98,666,980
Chubb Corp.	23,930	2,094,593
Cincinnati Financial Corp.	135,528	6,395,566
Hartford Financial Services Group, Inc.	5,762	148,660
Manulife Financial Corp.	64,686	952,178
Progressive Corp.	1,151,311	29,093,629
Torchmark Corp.	52,429	3,135,254
Travelers Companies, Inc. (The)	76,466	6,437,672

		$256,515,716

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.(2)	211,982	$56,491,083

		$56,491,083

Internet Software & Services — 3.4%
Akamai Technologies, Inc.(2)	200,000	$7,058,000
AOL, Inc.(2)	5,317	204,651
eBay, Inc.(2)	1,260,217	68,328,966
Facebook, Inc., Class A(2)	1,289,000	32,972,620
Google, Inc., Class A(2)	212,621	168,827,453
IAC/InterActiveCorp	13,368	597,282
VeriSign, Inc.(2)	14,758	697,758

		$278,686,730

IT Services — 4.4%
Accenture PLC, Class A	2,738,000	$208,005,860
Automatic Data Processing, Inc.	311,637	20,262,638
Broadridge Financial Solutions, Inc.	1,652	41,036
Fidelity National Information Services, Inc.	63,590	2,519,436
Fiserv, Inc.(2)	16,425	1,442,608
International Business Machines Corp.	493,088	105,175,670
Paychex, Inc.	693,512	24,321,466
Total System Services, Inc.	32,405	802,996

6

Security	Shares	Value
Western Union Co.	54,638	$821,755

		$363,393,465

Leisure Equipment & Products — 0.0%(1)
Mattel, Inc.	26,506	$1,160,698

		$1,160,698

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	441,172	$18,515,989
Thermo Fisher Scientific, Inc.	18,700	1,430,363

		$19,946,352

Machinery — 3.1%
Caterpillar, Inc.	85,768	$7,459,243
Deere & Co.	1,840,495	158,245,760
Dover Corp.	351,324	25,604,493
Illinois Tool Works, Inc.	1,034,875	63,065,282
Parker Hannifin Corp.	7,953	728,336
Pentair, Ltd.	5,304	279,786
WABCO Holdings, Inc.(2)	1,156	81,602

		$255,464,502

Media — 4.0%
CBS Corp., Class B	129,378	$6,040,659
Comcast Corp., Class A	199,107	8,364,485
Comcast Corp., Special Class A	1,434,304	56,827,124
DIRECTV(2)	17,242	976,070
Discovery Communications, Inc., Class A(2)	6,723	529,369
Discovery Communications, Inc., Class C(2)	6,732	468,143
Gannett Co., Inc.	3,563	77,923
News Corp., Class A	97	2,960
Omnicom Group, Inc.	112,077	6,601,335
Time Warner Cable, Inc.	12,203	1,172,220
Time Warner, Inc.	363,259	20,930,984
Viacom, Inc., Class B	118,510	7,296,661
Walt Disney Co. (The)	3,852,009	218,794,111

		$328,082,044

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$449,515
Freeport-McMoRan Copper & Gold, Inc.	450,138	14,899,568
Nucor Corp.	230,000	10,614,500

		$25,963,583

Multiline Retail — 0.1%
JC Penney Co., Inc.	125,000	$1,888,750
Target Corp.	161,351	11,044,476

		$12,933,226

7

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.4%
Anadarko Petroleum Corp.	922,342	$80,658,808
Apache Corp.	1,299,411	100,262,553
BP PLC ADR	182,637	7,734,677
Chevron Corp.	589,080	69,994,485
ConocoPhillips	269,669	16,207,107
Devon Energy Corp.	568,677	32,084,756
Exxon Mobil Corp.	2,091,489	188,464,074
Hess Corp.	39,579	2,834,252
Marathon Oil Corp.	171,639	5,787,667
Marathon Petroleum Corp.	85,330	7,645,568
Murphy Oil Corp.	78,679	5,014,213
Phillips 66	141,746	9,917,968
Royal Dutch Shell PLC ADR, Class A	70,332	4,582,833
Royal Dutch Shell PLC ADR, Class B	9,594	641,071
Spectra Energy Corp.	8,313	255,625
Williams Cos., Inc.	2,000	74,920
WPX Energy, Inc.(2)	666	10,669

		$532,171,246

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,669,262

		$1,669,262

Pharmaceuticals — 7.9%
AbbVie, Inc.	1,654,475	$67,469,490
Actavis, Inc.(2)	20,000	1,842,200
Allergan, Inc.	288,962	32,256,828
Bristol-Myers Squibb Co.	1,489,840	61,366,510
Eli Lilly & Co.	1,010,629	57,393,621
GlaxoSmithKline PLC ADR	455,612	21,372,759
Johnson & Johnson	2,176,567	177,455,508
Merck & Co., Inc.	1,109,591	49,077,210
Novo Nordisk A/S ADR	249,848	40,350,452
Pfizer, Inc.	2,445,404	70,574,359
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	66,340,436
Zoetis, Inc.(2)	140,680	4,698,712

		$650,198,085

Real Estate Investment Trusts (REITs) — 0.0%(1)
Weyerhaeuser Co.	1,223	$38,378

		$38,378

Road & Rail — 0.3%
Norfolk Southern Corp.	43,575	$3,358,761
Union Pacific Corp.	131,038	18,661,122

		$22,019,883

Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	560,209	$26,044,116
Applied Materials, Inc.	1,065,614	14,364,477
Broadcom Corp., Class A	897,422	31,113,621

8

Security	Shares	Value
Cypress Semiconductor Corp.(2)	10,141	$111,855
Intel Corp.	8,429,945	184,194,298
Linear Technology Corp.	18,494	709,615
Maxim Integrated Products, Inc.	223,099	7,284,182
NVIDIA Corp.	284,500	3,647,290
Texas Instruments, Inc.	897,287	31,835,743
Xilinx, Inc.	50,186	1,915,600

		$301,220,797

Software — 3.9%
Activision Blizzard, Inc.	846,350	$12,331,319
Adobe Systems, Inc.(2)	409,776	17,829,354
CA, Inc.	7,339	184,723
Microsoft Corp.	3,191,370	91,305,096
Oracle Corp.	6,052,684	195,743,800
Symantec Corp.(2)	72,900	1,799,172

		$319,193,464

Specialty Retail — 4.1%
Best Buy Co., Inc.	133,011	$2,946,194
Gap, Inc. (The)	89,138	3,155,485
Home Depot, Inc. (The)	2,344,439	163,594,954
L Brands, Inc.	41,877	1,870,227
Lowe’s Companies, Inc.	333,776	12,656,786
Staples, Inc.	149,396	2,006,388
TJX Companies, Inc. (The)	3,270,643	152,902,560

		$339,132,594

Textiles, Apparel & Luxury Goods — 1.8%
Coach, Inc.	10,800	$539,892
Hanesbrands, Inc.(2)	197,916	9,017,053
NIKE, Inc., Class B	2,323,098	137,086,013
VF Corp.	12,000	2,013,000

		$148,655,958

Tobacco — 0.3%
Altria Group, Inc.	111,446	$3,832,628
Philip Morris International, Inc.	207,655	19,251,695

		$23,084,323

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	61,000	$1,278,560
Sprint Nextel Corp.(2)	135,160	839,344
Vodafone Group PLC ADR	179,476	5,098,913

		$7,216,817

Total Common Stocks (identified cost $4,883,772,705)		$8,151,537,907

9

Preferred Stocks — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wells Fargo & Co.(3)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$12,432

Total Rights (identified cost $16,440)		$12,432

Short-Term Investments — 1.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	$91,418	$91,417,876

Total Short-Term Investments (identified cost $91,417,876)		$91,417,876

Total Investments — 99.8% (identified cost $4,975,211,950)		$8,242,968,215

Other Assets, Less Liabilities — 0.2%		$17,770,724

Net Assets — 100.0%		$8,260,738,939

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 was $24,303.

10

The Portfolio did not have any open financial instruments at March 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,695,097,206

Gross unrealized appreciation	$6,550,263,109
Gross unrealized depreciation	(2,392,100)

Net unrealized appreciation	$6,547,871,009

11

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

At March 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,191,457,169	$—		$—	$1,191,457,169
Consumer Staples	928,372,742	140,960,177		—	1,069,332,919
Energy	661,438,499	—		—	661,438,499
Financials	1,207,573,508	17,720,866		—	1,225,294,374
Health Care	992,994,297	—		—	992,994,297
Industrials	986,716,292	—		—	986,716,292
Information Technology	1,799,168,527	—		—	1,799,168,527
Materials	183,132,262	—		—	183,132,262
Telecommunication Services	37,320,557	—		—	37,320,557
Utilities	4,683,011	—		—	4,683,011
Total Common Stocks	$7,992,856,864	$158,681,043	*	$—	$8,151,537,907
Preferred Stocks	$—	$—		$0	$0
Rights	12,432	—		—	12,432
Short-Term Investments	—	91,417,876		—	91,417,876
Total Investments	$7,992,869,296	$250,098,919		$0	$8,242,968,215

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

13

There was no activity in investments valued based on Level 3 inputs during the period ended March 31, 2013 to require a reconciliation of Level 3 assets. All Level 3 investments held at December 31, 2012 and March 31, 2013 were valued at $0. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

14

Eaton Vance

Tax-Managed Growth Fund 1.2

March 31, 2013 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2013, the value of the Fund’s investment in the Portfolio was $480,400,991 and the Fund owned 5.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

March 31, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Aerospace & Defense — 3.8%
Boeing Co. (The)	931,391	$79,959,917
General Dynamics Corp.	84,463	5,955,486
Honeywell International, Inc.	289,007	21,776,678
Huntington Ingalls Industries, Inc.	2,546	135,778
Lockheed Martin Corp.	16,042	1,548,374
Northrop Grumman Corp.	15,277	1,071,682
Precision Castparts Corp.	4,749	900,505
Raytheon Co.	53,403	3,139,562
Rockwell Collins, Inc.	157,787	9,959,516
Textron, Inc.	33,277	991,987
United Technologies Corp.	2,061,130	192,571,376

		$318,010,861

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	2,207	$131,228
FedEx Corp.	262,219	25,749,906
United Parcel Service, Inc., Class B	355,405	30,529,289

		$56,410,423

Auto Components — 0.3%
Johnson Controls, Inc.	740,982	$25,986,239

		$25,986,239

Automobiles — 0.0%(1)
Harley-Davidson, Inc.	800	$42,640

		$42,640

Beverages — 4.5%
Beam, Inc.	88,199	$5,604,164
Coca-Cola Co. (The)	5,165,299	208,884,692
Coca-Cola Enterprises, Inc.	31,501	1,163,017
Molson Coors Brewing Co., Class B	186,000	9,100,980
PepsiCo, Inc.	1,892,177	149,690,122

		$374,442,975

Biotechnology — 1.5%
Amgen, Inc.	1,022,576	$104,824,266
Biogen Idec, Inc.(2)	3,543	683,480
Gilead Sciences, Inc.(2)	477,484	23,363,292

		$128,871,038

Building Products — 0.0%(1)
Fortune Brands Home & Security, Inc.(2)	11,600	$434,188

		$434,188

Security	Shares	Value
Capital Markets — 4.6%
Ameriprise Financial, Inc.	187,988	$13,845,316
Bank of New York Mellon Corp. (The)	608,604	17,034,826
Charles Schwab Corp. (The)	684,916	12,116,164
E*TRADE Financial Corp.(2)	4,593	49,191
Franklin Resources, Inc.	539,468	81,357,169
Goldman Sachs Group, Inc. (The)	532,816	78,403,874
Legg Mason, Inc.	96,941	3,116,653
Morgan Stanley	2,553,447	56,124,765
Northern Trust Corp.	709,098	38,688,387
State Street Corp.	740,805	43,774,168
T. Rowe Price Group, Inc.	469,130	35,123,763
UBS AG(2)	29,488	453,820
Waddell & Reed Financial, Inc., Class A	8,833	386,709

		$380,474,805

Chemicals — 1.9%
Air Products and Chemicals, Inc.	7,660	$667,339
Ashland, Inc.	30,391	2,258,051
Dow Chemical Co. (The)	154,702	4,925,712
E.I. du Pont de Nemours & Co.	923,920	45,419,907
Ecolab, Inc.	445,515	35,721,393
Monsanto Co.	492,901	52,065,133
PPG Industries, Inc.	109,400	14,653,036
Praxair, Inc.	2,828	315,435

		$156,026,006

Commercial Banks — 3.3%
Bank of Montreal	26,370	$1,659,992
BB&T Corp.	861,487	27,042,077
Comerica, Inc.	126,791	4,558,136
Fifth Third Bancorp	977,637	15,945,259
HSBC Holdings PLC	220,592	2,369,105
HSBC Holdings PLC ADR	424	22,616
KeyCorp	111,353	1,109,076
M&T Bank Corp.	17,293	1,783,946
PNC Financial Services Group, Inc.	110,726	7,363,279
Regions Financial Corp.	189,147	1,549,114
Royal Bank of Canada	148,562	8,958,289
Societe Generale(2)	466,293	15,351,761
SunTrust Banks, Inc.	269,585	7,766,744
Synovus Financial Corp.	10,960	30,359
Toronto-Dominion Bank (The)	14,822	1,234,228
U.S. Bancorp	2,196,405	74,524,022
Wells Fargo & Co.	2,651,886	98,093,263
Zions Bancorporation	38,805	969,737

		$270,331,003

Commercial Services & Supplies — 0.1%
ADT Corp. (The)	11,051	$540,836
Cintas Corp.	52,914	2,335,095
Pitney Bowes, Inc.	14,270	212,052
Tyco International, Ltd.	22,102	707,264

Security	Shares	Value
Waste Management, Inc.	108,527	$4,255,344

		$8,050,591

Communications Equipment — 2.9%
Cisco Systems, Inc.	1,269,029	$26,535,396
Juniper Networks, Inc.(2)	50,092	928,706
Nokia Oyj ADR	192	630
QUALCOMM, Inc.	3,236,865	216,708,112

		$244,172,844

Computers & Peripherals — 3.3%
Apple, Inc.	405,782	$179,611,287
Dell, Inc.	702,317	10,064,202
EMC Corp.(2)	2,797,592	66,834,473
Hewlett-Packard Co.	33,743	804,433
NetApp, Inc.(2)	414,967	14,175,273

		$271,489,668

Construction Materials — 0.0%(1)
Vulcan Materials Co.	22,102	$1,142,673

		$1,142,673

Consumer Finance — 1.2%
American Express Co.	821,524	$55,420,009
Capital One Financial Corp.	81,476	4,477,106
Discover Financial Services	831,233	37,272,488
SLM Corp.	10,200	208,896

		$97,378,499

Distributors — 0.2%
Genuine Parts Co.	188,424	$14,697,072

		$14,697,072

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$652,565

		$652,565

Diversified Financial Services — 2.7%
Bank of America Corp.	1,496,249	$18,224,313
CBOE Holdings, Inc.	40,000	1,477,600
Citigroup, Inc.	793,257	35,093,690
CME Group, Inc.	63,405	3,892,433
ING Groep NV ADR(2)	150,000	1,081,500
IntercontinentalExchange, Inc.(2)	10,892	1,776,158
JPMorgan Chase & Co.	3,054,253	144,954,847
McGraw-Hill Cos., Inc. (The)	86,290	4,493,983
Moody’s Corp.	179,322	9,561,449

		$220,555,973

Security	Shares	Value
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	285,688	$10,481,893
CenturyLink, Inc.	4,871	171,118
Deutsche Telekom AG ADR	50,092	529,973
Frontier Communications Corp.	33,255	132,355
Verizon Communications, Inc.	370,804	18,225,016
Windstream Corp.	70,866	563,385

		$30,103,740

Electric Utilities — 0.1%
Duke Energy Corp.	15,598	$1,132,259
Exelon Corp.	9,202	317,285
Southern Co. (The)	68,451	3,211,721

		$4,661,265

Electrical Equipment — 1.5%
Emerson Electric Co.	1,998,542	$111,658,542
Rockwell Automation, Inc.	110,000	9,498,500

		$121,157,042

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	1,574,100	$20,982,753
TE Connectivity, Ltd.	687	28,806

		$21,011,559

Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	93,118	$4,321,606
Halliburton Co.	846,351	34,201,044
Schlumberger, Ltd.	1,161,418	86,978,594
Transocean, Ltd.(2)	72,479	3,766,009

		$129,267,253

Food & Staples Retailing — 3.9%
Costco Wholesale Corp.	873,262	$92,661,831
CVS Caremark Corp.	1,279,410	70,354,756
Kroger Co. (The)	35,843	1,187,837
Sysco Corp.	301,972	10,620,355
Wal-Mart Stores, Inc.	1,839,934	137,682,261
Walgreen Co.	139,366	6,644,971

		$319,152,011

Food Products — 2.6%
Archer-Daniels-Midland Co.	420,450	$14,181,779
Campbell Soup Co.	35,092	1,591,773
D.E Master Blenders 1753 N.V.(2)	145,510	2,248,639
General Mills, Inc.	38,796	1,913,031
Green Mountain Coffee Roasters, Inc.(2)	75,000	4,257,000
Hershey Co. (The)	456,863	39,989,218
Kraft Foods Group, Inc.	57,116	2,943,188
McCormick & Co., Inc.	10,600	779,630
Mondelez International, Inc., Class A	173,425	5,308,539

Security	Shares	Value
Nestle SA	1,916,578	$138,711,538
Unilever NV - NY Shares	4,636	190,076

		$212,114,411

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,578,518	$55,753,256
Bard (C.R.), Inc.	25,000	2,519,500
Baxter International, Inc.	207,551	15,076,505
Becton, Dickinson and Co.	66,108	6,320,586
Boston Scientific Corp.(2)	26,929	210,315
CareFusion Corp.(2)	70,668	2,472,673
Covidien PLC	186,375	12,643,680
Intuitive Surgical, Inc.(2)	14,000	6,876,660
Medtronic, Inc.	307,550	14,442,548
St. Jude Medical, Inc.	59,058	2,388,306
Stryker Corp.	131,368	8,570,448
Zimmer Holdings, Inc.	56,231	4,229,696

		$131,504,173

Health Care Providers & Services — 0.7%
AmerisourceBergen Corp.	473,884	$24,381,332
Cardinal Health, Inc.	141,534	5,890,645
Cigna Corp.	56,667	3,534,321
Express Scripts Holding Co.(2)	367,509	21,186,894
McKesson Corp.	2,384	257,376
PharMerica Corp.(2)	1,805	25,270
UnitedHealth Group, Inc.	63,696	3,644,048
WellPoint, Inc.	53,673	3,554,763

		$62,474,649

Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.	151,742	$5,204,751
International Game Technology	459,500	7,581,750
Interval Leisure Group, Inc.	5,349	116,287
Marriott International, Inc., Class A	400,504	16,913,284
Marriott Vacations Worldwide Corp.(2)	2,597	111,437
McDonald’s Corp.	741,937	73,963,700
Starbucks Corp.	2,360,488	134,453,396
Yum! Brands, Inc.	210,518	15,144,665

		$253,489,270

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$10,133,780

		$10,133,780

Household Products — 1.7%
Clorox Co. (The)	7,570	$670,172
Colgate-Palmolive Co.	586,682	69,246,077
Kimberly-Clark Corp.	36,269	3,553,637
Procter & Gamble Co.	848,690	65,400,051

		$138,869,937

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%(1)
AES Corp. (The)	1,730	$21,746

		$21,746

Industrial Conglomerates — 2.5%
3M Co.	782,009	$83,135,377
Danaher Corp.	41,105	2,554,675
General Electric Co.	5,167,766	119,478,750

		$205,168,802

Insurance — 3.1%
Aegon NV ADR	5,088,862	$30,584,061
Aflac, Inc.	93,292	4,853,050
Allstate Corp. (The)	964	47,303
Aon PLC	25,900	1,592,850
Berkshire Hathaway, Inc., Class A(2)	464	72,513,920
Berkshire Hathaway, Inc., Class B(2)	946,900	98,666,980
Chubb Corp.	23,930	2,094,593
Cincinnati Financial Corp.	135,528	6,395,566
Hartford Financial Services Group, Inc.	5,762	148,660
Manulife Financial Corp.	64,686	952,178
Progressive Corp.	1,151,311	29,093,629
Torchmark Corp.	52,429	3,135,254
Travelers Companies, Inc. (The)	76,466	6,437,672

		$256,515,716

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.(2)	211,982	$56,491,083

		$56,491,083

Internet Software & Services — 3.4%
Akamai Technologies, Inc.(2)	200,000	$7,058,000
AOL, Inc.(2)	5,317	204,651
eBay, Inc.(2)	1,260,217	68,328,966
Facebook, Inc., Class A(2)	1,289,000	32,972,620
Google, Inc., Class A(2)	212,621	168,827,453
IAC/InterActiveCorp	13,368	597,282
VeriSign, Inc.(2)	14,758	697,758

		$278,686,730

IT Services — 4.4%
Accenture PLC, Class A	2,738,000	$208,005,860
Automatic Data Processing, Inc.	311,637	20,262,638
Broadridge Financial Solutions, Inc.	1,652	41,036
Fidelity National Information Services, Inc.	63,590	2,519,436
Fiserv, Inc.(2)	16,425	1,442,608
International Business Machines Corp.	493,088	105,175,670
Paychex, Inc.	693,512	24,321,466
Total System Services, Inc.	32,405	802,996

Security	Shares	Value
Western Union Co.	54,638	$821,755

		$363,393,465

Leisure Equipment & Products — 0.0%(1)
Mattel, Inc.	26,506	$1,160,698

		$1,160,698

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	441,172	$18,515,989
Thermo Fisher Scientific, Inc.	18,700	1,430,363

		$19,946,352

Machinery — 3.1%
Caterpillar, Inc.	85,768	$7,459,243
Deere & Co.	1,840,495	158,245,760
Dover Corp.	351,324	25,604,493
Illinois Tool Works, Inc.	1,034,875	63,065,282
Parker Hannifin Corp.	7,953	728,336
Pentair, Ltd.	5,304	279,786
WABCO Holdings, Inc.(2)	1,156	81,602

		$255,464,502

Media — 4.0%
CBS Corp., Class B	129,378	$6,040,659
Comcast Corp., Class A	199,107	8,364,485
Comcast Corp., Special Class A	1,434,304	56,827,124
DIRECTV(2)	17,242	976,070
Discovery Communications, Inc., Class A(2)	6,723	529,369
Discovery Communications, Inc., Class C(2)	6,732	468,143
Gannett Co., Inc.	3,563	77,923
News Corp., Class A	97	2,960
Omnicom Group, Inc.	112,077	6,601,335
Time Warner Cable, Inc.	12,203	1,172,220
Time Warner, Inc.	363,259	20,930,984
Viacom, Inc., Class B	118,510	7,296,661
Walt Disney Co. (The)	3,852,009	218,794,111

		$328,082,044

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$449,515
Freeport-McMoRan Copper & Gold, Inc.	450,138	14,899,568
Nucor Corp.	230,000	10,614,500

		$25,963,583

Multiline Retail — 0.1%
JC Penney Co., Inc.	125,000	$1,888,750
Target Corp.	161,351	11,044,476

		$12,933,226

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.4%
Anadarko Petroleum Corp.	922,342	$80,658,808
Apache Corp.	1,299,411	100,262,553
BP PLC ADR	182,637	7,734,677
Chevron Corp.	589,080	69,994,485
ConocoPhillips	269,669	16,207,107
Devon Energy Corp.	568,677	32,084,756
Exxon Mobil Corp.	2,091,489	188,464,074
Hess Corp.	39,579	2,834,252
Marathon Oil Corp.	171,639	5,787,667
Marathon Petroleum Corp.	85,330	7,645,568
Murphy Oil Corp.	78,679	5,014,213
Phillips 66	141,746	9,917,968
Royal Dutch Shell PLC ADR, Class A	70,332	4,582,833
Royal Dutch Shell PLC ADR, Class B	9,594	641,071
Spectra Energy Corp.	8,313	255,625
Williams Cos., Inc.	2,000	74,920
WPX Energy, Inc.(2)	666	10,669

		$532,171,246

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,669,262

		$1,669,262

Pharmaceuticals — 7.9%
AbbVie, Inc.	1,654,475	$67,469,490
Actavis, Inc.(2)	20,000	1,842,200
Allergan, Inc.	288,962	32,256,828
Bristol-Myers Squibb Co.	1,489,840	61,366,510
Eli Lilly & Co.	1,010,629	57,393,621
GlaxoSmithKline PLC ADR	455,612	21,372,759
Johnson & Johnson	2,176,567	177,455,508
Merck & Co., Inc.	1,109,591	49,077,210
Novo Nordisk A/S ADR	249,848	40,350,452
Pfizer, Inc.	2,445,404	70,574,359
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	66,340,436
Zoetis, Inc.(2)	140,680	4,698,712

		$650,198,085

Real Estate Investment Trusts (REITs) — 0.0%(1)
Weyerhaeuser Co.	1,223	$38,378

		$38,378

Road & Rail — 0.3%
Norfolk Southern Corp.	43,575	$3,358,761
Union Pacific Corp.	131,038	18,661,122

		$22,019,883

Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	560,209	$26,044,116
Applied Materials, Inc.	1,065,614	14,364,477
Broadcom Corp., Class A	897,422	31,113,621

Security	Shares	Value
Cypress Semiconductor Corp.(2)	10,141	$111,855
Intel Corp.	8,429,945	184,194,298
Linear Technology Corp.	18,494	709,615
Maxim Integrated Products, Inc.	223,099	7,284,182
NVIDIA Corp.	284,500	3,647,290
Texas Instruments, Inc.	897,287	31,835,743
Xilinx, Inc.	50,186	1,915,600

		$301,220,797

Software — 3.9%
Activision Blizzard, Inc.	846,350	$12,331,319
Adobe Systems, Inc.(2)	409,776	17,829,354
CA, Inc.	7,339	184,723
Microsoft Corp.	3,191,370	91,305,096
Oracle Corp.	6,052,684	195,743,800
Symantec Corp.(2)	72,900	1,799,172

		$319,193,464

Specialty Retail — 4.1%
Best Buy Co., Inc.	133,011	$2,946,194
Gap, Inc. (The)	89,138	3,155,485
Home Depot, Inc. (The)	2,344,439	163,594,954
L Brands, Inc.	41,877	1,870,227
Lowe’s Companies, Inc.	333,776	12,656,786
Staples, Inc.	149,396	2,006,388
TJX Companies, Inc. (The)	3,270,643	152,902,560

		$339,132,594

Textiles, Apparel & Luxury Goods — 1.8%
Coach, Inc.	10,800	$539,892
Hanesbrands, Inc.(2)	197,916	9,017,053
NIKE, Inc., Class B	2,323,098	137,086,013
VF Corp.	12,000	2,013,000

		$148,655,958

Tobacco — 0.3%
Altria Group, Inc.	111,446	$3,832,628
Philip Morris International, Inc.	207,655	19,251,695

		$23,084,323

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	61,000	$1,278,560
Sprint Nextel Corp.(2)	135,160	839,344
Vodafone Group PLC ADR	179,476	5,098,913

		$7,216,817

Total Common Stocks (identified cost $4,883,772,705)		$8,151,537,907

Preferred Stocks — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wells Fargo & Co.(3)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$12,432

Total Rights (identified cost $16,440)		$12,432

Short-Term Investments — 1.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	$91,418	$91,417,876

Total Short-Term Investments (identified cost $91,417,876)		$91,417,876

Total Investments — 99.8% (identified cost $4,975,211,950)		$8,242,968,215

Other Assets, Less Liabilities — 0.2%		$17,770,724

Net Assets — 100.0%		$8,260,738,939

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 was $24,303.

The Portfolio did not have any open financial instruments at March 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,695,097,206

Gross unrealized appreciation	$6,550,263,109
Gross unrealized depreciation	(2,392,100)

Net unrealized appreciation	$6,547,871,009

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,191,457,169	$—		$—	$1,191,457,169
Consumer Staples	928,372,742	140,960,177		—	1,069,332,919
Energy	661,438,499	—		—	661,438,499
Financials	1,207,573,508	17,720,866		—	1,225,294,374
Health Care	992,994,297	—		—	992,994,297
Industrials	986,716,292	—		—	986,716,292
Information Technology	1,799,168,527	—		—	1,799,168,527
Materials	183,132,262	—		—	183,132,262
Telecommunication Services	37,320,557	—		—	37,320,557
Utilities	4,683,011	—		—	4,683,011
Total Common Stocks	$7,992,856,864	$158,681,043	*	$—	$8,151,537,907
Preferred Stocks	$—	$—		$0	$0
Rights	12,432	—		—	12,432
Short-Term Investments	—	91,417,876		—	91,417,876
Total Investments	$7,992,869,296	$250,098,919		$0	$8,242,968,215

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the period ended March 31, 2013 to require a reconciliation of Level 3 assets. All Level 3 investments held at December 31, 2012 and March 31, 2013 were valued at $0. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2013